Investment Strategy - AOT Software Platform ETF	Dec. 15, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund uses a “passive management” (or indexing) approach to seek to track the total return performance, before fees and expenses, of the Index. The Index is comprised of companies selected based on a proprietary methodology developed and maintained by AOT Invest, LLC (“AOT Invest” or the “Sub-Adviser”). Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
The Index
The Index is a rules-based index designed to track the performance of the top companies that rely on, contribute to, or create “Software Platforms” (described below) that enable the core functions (described below) and delivery of services.
The Index generally consists of the 50 highest ranked software driven enterprises based on a combination of quality factors scores and market presence scores. The Index was created by and is owned by AOT Invest, and maintained and calculated by VettaFi LLC (the “Index Provider”). The Sub-Adviser does not receive any compensation relating to the use of the Index.
“Software Platforms” refer to integrated software systems or frameworks that serve as foundational technologies enabling the development, deployment, and operation of applications, services, or digital ecosystems. These platforms are essential to the functionality and strategic direction of software-driven enterprises, which rely on software as a core enabler of their business models, product offerings, and operational capabilities. Software platforms are designed to be extensible and scalable, and they often support broad user, client, or developer ecosystems. See the prospectus section entitled “Additional Information About the Fund” for more information about Software Platforms and software-driven enterprises.
“Core functions” refers to the essential business operations, processes, or capabilities that are enabled or powered by Software Platforms. These include areas such as data processing, customer relationship management, operational execution, service delivery, payment processing, e-commerce, and systems that operate and enable hardware, which are fundamental to a company’s ability to operate and compete in a software-driven environment.
The Index Universe:
Index constituents are selected from a universe of companies classified, based on their business model and activities, as software driven enterprises. These are companies where a Software Platform is a central driver of the business, and/or the company’s products are crucial to software-driven enterprises.
To be eligible for inclusion in the initial universe, companies must derive at least 20% of their revenue from software-driven enterprise business activities. See the prospectus section entitled “Additional Information About the Fund” for more information software-driven enterprise business activities.
In addition, Index constituents, including foreign issuers, must also trade on eligible U.S. exchanges, and meet the following minimum criteria:
•Three-month average daily trading value of $1 million;
•20% of their outstanding shares are available for the public to trade; and
•Market capitalization of $100 million.
•A positive price to earnings ratio.
Index Constituent Selection:
From the remaining companies, each company is evaluated on two factors:
•Quality – assessed using three equally weighted sub-factors:
1.Cost of Goods Sold to Revenue – a measure of gross efficiency that indicates how much of each dollar of revenue is consumed by production costs.
2.Earnings-to-Price Ratio – a valuation metric calculated as earnings per share divided by market price per share, used to assess earnings yield.
3.Return on Invested Capital (ROIC) – a measure of how effectively a company generates returns on capital invested in the business.
•Market Presence – measured solely by market capitalization.
Each company is ranked based on its quality factor score and its market capitalization rank. These ranks are averaged to produce a composite score. The top 50 companies by composite score are considered for inclusion in the Index.
Following the composite score-based selection process, the Index Provider applies a revenue-based engagement requirement to ensure alignment with its focus on Software Platforms. Specifically, at least 80 percent of the value of the Index must be composed of “principally” engaged companies, defined as those that derive at least 50 percent of their revenue from software-driven enterprise business activities. Companies that do not meet this threshold, referred to as “materially” engaged companies, may collectively comprise only up to 20 percent of the Index. If the total weight of materially engaged companies would exceed this limit following constituent selection, the excess weight is reallocated proportionally to the principally engaged companies.
The Index Provider does not exercise discretion in the Index’s constitution or rebalancing. All decisions regarding constituent inclusion and weighting are made in accordance with the predefined, rules-based methodology.
Index Weighting:
Index constituents are weighted by float-modified market capitalization with a maximum weight of 7.5% and a minimum weight of 0.5%. The sum of all Index constituents with weights greater than 5% must be less than 45% of the Index. Excess weights are redistributed in accordance with the Index Provider’s standard processes. See the prospectus section entitled “Additional Information About the Fund” for more information about the weighting processes.
Rebalancing/Reconstitution/Selection Dates:
The Index is reconstituted and rebalanced annually after the close of business on the 3rd Friday in March, June, September and December. Index constituents are selected upon the close of the last trade date of the month preceding the month in which the Index is rebalanced/reconstituted. They are weighted after the close of trading eight business days before the Index is rebalanced/reconstituted.
Constituent Selection and Buffer Rule:
At each reconstitution, Index constituents are selected using a composite score calculated as the average of a company’s quality factor ranking and market capitalization ranking, as defined in the Index methodology. Companies not currently included in the Index must rank within the top 50 based on this composite score to be eligible for selection.
To promote stability and reduce turnover, the Index applies a buffer rule for existing constituents. Companies that are already in the Index may remain constituents if they rank within the top 60 at the time of reconstitution. All current constituents that meet the top-60 threshold are retained, and any remaining positions are filled by new companies ranked within the top 50. This buffer mechanism is designed to minimize unnecessary changes in Index composition due to marginal fluctuations in rankings.
After the application of the buffer rule, the Index also applies the aforementioned revenue-based engagement requirement to ensure alignment with its focus on Software Platforms. If the total weight of materially engaged companies would exceed 20% of the Index following application of the buffer, the excess weight will be reallocated proportionally to the principally engaged companies.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in the component securities of the Index. The Index is designed to be a measure of the performance of stocks that meet the Index’s inclusion criteria.
The Sub-Adviser intends to generally employ a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Sub-Adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole. The Fund will be reconstituted and rebalanced on the same schedule as the Index.
The Fund will not concentrate its investments in a particular industry or group of industries, as that term is used in the Investment Company Act of 1940, as amended (the “Investment Company Act”), except that the Fund will invest more than 25% of its total assets in securities of the same industry to approximately the same extent that the Index concentrates in the securities of a particular industry or group of industries (e.g., the software group of industries).
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended, which means the Fund may take larger positions in a fewer number of issuers.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in the component securities of the Index. The Index is designed to be a measure of the performance of stocks that meet the Index’s inclusion criteria.